PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
Depreciation expense for property and equipment	$ 24,910	$ 21,996	$ 15,180